Income Taxes (Details) - Schedule of Reconciliation of Income Taxes at Statutory Rates - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Reconciliation of Income Taxes at Statutory Rates [Abstract]
Loss for the year	$ (12,931,794)	$ (15,299,251)	$ (23,625,542)
Expected income tax (recovery)	(3,387,159)	(3,085,891)	(6,379,000)
Change in statutory, foreign tax, foreign exchange rates and other	(181,113)	825,208	560,000
Permanent differences	1,419,000	863,183	1,098,000
Share issuance cost
Impact of warrants +convertible debenture	980,080	(3,154,750)	(24,000)
Prior year adjustment	(59,487)	(147,786)	(12,000)
Expiry of non-capital losses
Change in unrecognized deductible	1,228,679	4,700,036	$ 4,757,000
Total income tax expense (recovery)
Current income tax
Deferred income tax
Total